Segment and Revenue Analysis (Details) - Schedule of Property, Plant and Equipment, Right-of- Use Assets, Intangible Assets and Goodwill - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets	$ 41,631,570	$ 51,602,392
Mainland China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets	36,135,935	38,070,043
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets	239,608	90,949
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets	3,912,446	10,955,261
Others foreign countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets	$ 1,343,581	$ 2,486,139